Loans, financing and debentures (Details Textual) - BRL (R$) R$ in Thousands	1 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2018
Loans, financing and debentures (Textual)
Non-convertible debentures issued	R$ 142,200
Debentures issue related cost	R$ 2,035
Debentures description	The maturity date of the first-series debentures is August 1, 2022 ("maturity date of the first series") and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 ("maturity date of the second series") and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.
Debentures amortized cost		R$ 79
Unamortized cost		R$ 1,546	R$ 1,466
First Series [Member]
Loans, financing and debentures (Textual)
Non-convertible debentures issued	R$ 85,200
Second Series [Member]
Loans, financing and debentures (Textual)
Non-convertible debentures issued	R$ 57,000